Patents and Licensed Technologies, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net [RollForward]
Gross Amount beginning of period
Disposals
Translation differences		$ (285)
Gross Amount end of period
Accumulated amortization
Impairment of assets (see Note 9 below)
Total patents and licensed technology
Patents And Licensed Technologies [Member]
Finite-Lived Intangible Assets, Net [RollForward]
Gross Amount beginning of period	$ 3,235	3,376
Disposals		(177)
Translation differences		36
Gross Amount end of period		3,235
Accumulated amortization		(1,974)
Impairment of assets (see Note 9 below)		(1,261)
Total patents and licensed technology